Segmental analysis - Schedule of operating profit by operating segments (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of operating segments [line items]
Total operating profit from continuing operations	£ 4,475	£ 4,879	£ 4,371
Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	5,462	4,294	3,813
Exceptional items and remeasurements (see note 5)
Disclosure of operating segments [line items]
Total operating profit from continuing operations	(987)	585	558
UK
Disclosure of operating segments [line items]
Total operating profit from continuing operations	3,436	2,851	2,458
UK | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	3,923	2,825	2,234
UK | Exceptional items and remeasurements (see note 5)
Disclosure of operating segments [line items]
Total operating profit from continuing operations	(487)	26	224
US
Disclosure of operating segments [line items]
Total operating profit from continuing operations	1,039	2,028	1,913
US | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	1,539	1,469	1,579
US | Exceptional items and remeasurements (see note 5)
Disclosure of operating segments [line items]
Total operating profit from continuing operations	(500)	559	334
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Total operating profit from continuing operations	1,674	993	1,055
Operating segments | UK Electricity Transmission | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	1,677	995	1,067
Operating segments | UK Electricity Transmission | Exceptional items and remeasurements (see note 5)
Disclosure of operating segments [line items]
Total operating profit from continuing operations	(3)	(2)	(12)
Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Total operating profit from continuing operations	975	1,069	909
Operating segments | UK Electricity Distribution | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	993	1,091	909
Operating segments | UK Electricity Distribution | Exceptional items and remeasurements (see note 5)
Disclosure of operating segments [line items]
Total operating profit from continuing operations	(18)	(22)	0
Operating segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Total operating profit from continuing operations	382	237	5
Operating segments | UK Electricity System Operator | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	880	238	7
Operating segments | UK Electricity System Operator | Exceptional items and remeasurements (see note 5)
Disclosure of operating segments [line items]
Total operating profit from continuing operations	(498)	(1)	(2)
Operating segments | New England
Disclosure of operating segments [line items]
Total operating profit from continuing operations	641	1,132	764
Operating segments | New England | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	643	708	743
Operating segments | New England | Exceptional items and remeasurements (see note 5)
Disclosure of operating segments [line items]
Total operating profit from continuing operations	(2)	424	21
Operating segments | New York
Disclosure of operating segments [line items]
Total operating profit from continuing operations	362	541	1,095
Operating segments | New York | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	860	741	780
Operating segments | New York | Exceptional items and remeasurements (see note 5)
Disclosure of operating segments [line items]
Total operating profit from continuing operations	(498)	(200)	315
Operating segments | National Grid Ventures
Disclosure of operating segments [line items]
Total operating profit from continuing operations	558	957	283
Operating segments | National Grid Ventures | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	469	490	286
Operating segments | National Grid Ventures | Exceptional items and remeasurements (see note 5)
Disclosure of operating segments [line items]
Total operating profit from continuing operations	89	467	(3)
Operating segments | Other
Disclosure of operating segments [line items]
Total operating profit from continuing operations	(117)	(50)	260
Operating segments | Other | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	(60)	31	21
Operating segments | Other | Exceptional items and remeasurements (see note 5)
Disclosure of operating segments [line items]
Total operating profit from continuing operations	£ (57)	£ (81)	£ 239